Insurance coverage (Tables)	12 Months Ended
Dec. 31, 2018
Insurance Coverage
Schedule of insurance policy information
		Maximum indemnity limit		Amount insured
	Maturity	US$ million	R$ million	US$ million	R$ million
Units in Brazil	April 10, 2020	3,375	13,077	26,406	102,318
Units in United States and Germany	April 10, 2020	500	1,937	2,037	7,893
Units in Mexico	April 10, 2020	2,936	11,376	6,068	23,512
Total				34,511	133,723